As filed with the Securities and Exchange Commission on September 22, 2017
1933 Act Registration File No. 333-218603

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
☐Pre-Effective Amendment No.        ☒ Post-Effective Amendment No. 1
(Check appropriate box or boxes)
Professionally Managed Portfolios
(Exact Name of Registrant as Specified in Charter)
615 East Michigan Street
Milwaukee, Wisconsin  53202
(Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

Registrant's Telephone Number, including Area Code: (626) 914-7363
Elaine E. Richards, Esq.

U.S. Bancorp Fund Services, LLC
2020 E. Financial Way, Suite 100
Glendora, CA  91741
(Name and Address of Agent for Service)
Copies to:
Domenick Pugliese, Esq.
Schiff Hardin LLP
666 Fifth Avenue
Suite 1700
New York, NY 10103

No filing fee is required because of reliance on Section 24(f) of the Investment Company Act of 1940, as amended.
Title of Securities Being Registered:	Shares of common stock, no par value per share, of the Congress Small Cap Growth Fund

This Post-Effective Amendment No. 1 to the Registration Statement of Professionally Managed Portfolios (the "Trust") on Form N-14 hereby incorporates Part A and Part B from the Trust's filing of the combined proxy statement/prospectus and statement of additional information filed on June 8, 2017.  This Post-Effective Amendment No. 1 is being filed to add the final tax opinion as an Exhibit to Part C of the Registration Statement.

PART C.
OTHER INFORMATION

Item 15. Indemnification
Reference is made to Article VII of the Registrant's Declaration of Trust (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on December 29, 1995), Article VI of Registrant's Amended and Restated Bylaws (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on February 18, 2003), and Paragraph 6 of the Distribution Agreement (previously filed with the Registration Statement on Form N-1A (File No. 33-12213 on June 15, 2009).  With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, director, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust.  With respect to the distributor, the general effect of the relevant provisions is to indemnify those entities for claims arising out of any untrue statement or material fact contained in the Funds' Registration Statement, reports to shareholders or advertising and sales literature.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the "1933 Act") the Registrant furnishes the following undertaking:  "Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue."

Item 16. Exhibits
Exhibit No.	Exhibit
(1)(a)
Amended and Restated Agreement and Declaration of Trust is herein incorporated by reference from Post-Effective Amendment No. 211 to Professionally Managed Portfolio's (the "Trust") Registration Statement on Form N‑1A (File No. 33-12213), filed with the Securities and Exchange Commission ("SEC") on July 27, 2005.

(1)(b)
Amendment dated June 1, 2015 to the Amended and Restated Declaration of Trust dated June 13, 2005 is herein incorporated by reference from Post-Effective Amendment No. 636 to the Trust's Registration Statement on Form N-1A, filed with the SEC on June 24, 2015.

(1)(c)
Amendment dated November 23, 2015 to the Amended and Restated Declaration of Trust dated June 13, 2005 is herein incorporated by reference from Post-Effective Amendment No. 653 to the Trust's Registration Statement on Form N-1A, filed with the SEC on December 17, 2015.

(2)
Amended and Restated By-Laws are herein incorporated by reference from Post-Effective Amendment No. 148 to the Trust's Registration Statement on Form N-1A (File No. 33-12213), filed with the SEC on February 18, 2003.

(3)	Not Applicable.
(4)
Agreement and Plan of Reorganization and Termination between Professionally Managed Portfolios on behalf of Congress Small Cap Growth Fund, Century Capital Management Trust on behalf of Century Small Cap Select Fund, Century Capital Management, LLC and Congress Asset Management Company, LLP is herein incorporated by reference to the Trust's Registration Statement on Form N-14, filed with the SEC on June 8, 2017.

(5)	Instruments Defining Rights of Security Holders are incorporated by reference to the Registrant's Amended and Restated Declaration of Trust and the Registrant's Amended and Restated Bylaws.

Part C-1

Exhibit No.	Exhibit

(6)(a)
Investment Advisory Agreement dated March 31, 2009, between the Trust, on behalf of the Congress Large Cap Growth Fund, and Congress Asset Management Company, LLP is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust's Registration Statement on Form N‑1A filed with the SEC on March 31, 2009.

(6)(b)
Amendment dated August 14, 2012 to Schedule A of the Investment Advisory Agreement dated March 31, 2009, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund, and Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 475 to the Trust's Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(6)(c)
Amendment dated January 1, 2018 to the Investment Advisory Agreement dated March 31, 2009 between the Trust, on behalf of the Congress Small Cap Growth Fund and Congress Asset Management Company is herein incorporated by reference to the Trust's Registration Statement on Form N-14, filed with the SEC on June 8, 2017.

(6)(d)
Form of Amendment dated _______, 2017 to Schedule A of the Investment Advisory Agreement dated March 31, 2009, between the Trust, on behalf of the Congress Small Cap Growth Fund, and Congress Asset Management Company, LLP is herein incorporated by reference to the Trust's Registration Statement on Form N-14, filed with the SEC on June 8, 2017.

(7)(a)
Distribution Agreement dated February 24, 2009, between the Trust, on behalf of the Congress Large Cap Growth Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust's Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(7)(b)
Amendment dated August 14, 2012 to the Distribution Agreement dated February 24, 2009, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 475 to the Trust's Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(7)(c)
Second Amendment dated ______, 2017 to the Distribution Agreement dated February 24, 2009, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund and the Congress Small Cap Growth Fund and Quasar Distributors, LLC is herein incorporated by reference to the Trust's Registration Statement on Form N-14, filed with the SEC on June 8, 2017.

(8)	Not Applicable.
(9)(a)
Custodian Agreement dated June 22, 2006 between the Trust and U.S. Bank, National Association is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust's Registration Statement on Form N-1A (File No. 33-12213), filed with the SEC on October 13, 2006.

(9)(b)
Form of Amendment dated _____, 2017 to the Amended and Restated Custody Agreement, dated June 22, 2006, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund and the Congress Small Cap Growth Fund, and U.S. Bank N.A. is herein incorporated by reference to the Trust's Registration Statement on Form N-14, filed with the SEC on June 8, 2017.

(10)(a)
Rule 12b-1 Distribution and Shareholder Servicing Plan adopted by the Trust on behalf of the Congress Large Cap Growth Fund, Congress All Cap Opportunity Fund, Congress Mid Cap Growth Fund and Congress Small Cap Growth Fund is herein incorporated by reference to the Trust's Registration Statement on Form N-14, filed with the SEC on June 8, 2017.

10(b)
Rule 18f-3 Plan dated April 30, 2010 and revised August 14, 2012, adopted by the Trust on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund and the Congress Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 475 to the Trust's Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

10(c)
Amended Appendix A to the Multiple Class Plan adopted by the Trust pursuant to Rule 18f-3 on behalf of the Congress Large Cap Growth Fund, Congress All Cap Opportunity Fund, Congress Mid Cap Growth Fund and Congress Small Cap Growth Fund is herein incorporated by reference to the Trust's Registration Statement on Form N-14, filed with the SEC on June 8, 2017.

Part C-2

Exhibit No.	Exhibit

(11)
Opinion and Consent of Sullivan & Worcester LLP regarding the validity of shares to be issued is herein incorporated by reference to the Trust's Registration Statement on Form N-14, filed with the SEC on June 8, 2017.

(12)	Opinion and Consent of Schiff Hardin LLP regarding certain tax matters (filed herewith).
(13)(a)
Fund Administration Servicing Agreement dated June 22, 2006, between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust's Registration Statement on Form N-1A (File No. 33-12213), filed with the SEC on October 13, 2006.

(13)(a)(i)
Form of Amendment dated ______, 2017 to the Fund Administration Servicing Agreement dated June 22, 2006, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund and the Congress Small Cap Growth Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference to the Trust's Registration Statement on Form N-14, filed with the SEC on June 8, 2017.

13(b)
Fund Accounting Servicing Agreement dated June 22, 2006, between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust's Registration Statement on Form N-1A (File No. 33-12213), filed with the SEC on October 13, 2006.

13(b)(i)
Form of Amendment dated ______, 2017 to the Fund Accounting Servicing Agreement dated June 22, 2006, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund and the Congress Small Cap Growth Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference to the Trust's Registration Statement on Form N-14, filed with the SEC on June 8, 2017.

(13)(c)
Transfer Agent Servicing Agreement dated June 22, 2006, between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust's Registration Statement on Form N-1A (File No. 33-12213), filed with the SEC on October 13, 2006.

(13)(c)(i)
Form of Amendment dated ______, 2017 to the Transfer Agent Servicing Agreement dated June 22, 2006, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund and the Congress Small Cap Growth Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference to the Trust's Registration Statement on Form N-14, filed with the SEC on June 8, 2017.

(13)(d)
Operating Expenses Limitation Agreement dated March 31, 2009, between the Trust, on behalf of the Congress Large Cap Growth Fund, and Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust's Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(13)(d)(i)
Amendment to Appendix A, dated August 14, 2012, of the Operating Expenses Limitation Agreement dated March 31, 2009, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund, and Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 475 to the Trust's Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(13)(d)(ii)
Form of Amended Appendix A dated ______, 2017 to the Operating Expenses Limitation Agreement dated March 31, 2009, between the Trust, on behalf of the Congress Small Cap Growth Fund, and Congress Asset Management Company, LLP is herein incorporated by reference to the Trust's Registration Statement on Form N-14, filed with the SEC on June 8, 2017.

(14)(a)
Consent of Independent Registered Public Accounting Firm Deloitte & Touche LLP is herein incorporated by reference to the Trust's Registration Statement on Form N-14, filed with the SEC on June 8, 2017.

(15)	Not Applicable.
(16)	Powers of Attorney for the Trustees of the Registrant are herein incorporated by reference to the Trust's Registration Statement on Form N-14, filed with the SEC on June 8, 2017.
(17)(a)
The Prospectus for the Century Small Cap Select Fund, dated February 28, 2017 is herein incorporated by reference to the Trust's Registration Statement on Form N-14, filed with the SEC on June 8, 2017.

Part C-3

Exhibit No.	Exhibit

(17)(a)(i)
Supplement to the Prospectus and Statement of Additional Information for the Century Small Cap Select Fund, dated March 21, 2017 is herein incorporated by reference to the Trust's Registration Statement on Form N-14, filed with the SEC on June 8, 2017.

(17)(a)(ii)
Supplement to the Prospectus for the Century Small Cap Select Fund, dated June 5, 2017 is herein incorporated by reference to the Trust's Registration Statement on Form N-14, filed with the SEC on June 8, 2017.

(17)(b)
The Statement of Additional Information for the Century Small Cap Select Fund, dated February 28, 2017 is herein incorporated by reference to the Trust's Registration Statement on Form N-14, filed with the SEC on June 8, 2017.

17(c)
The Annual Report to Shareholders of the Century Small Cap Select Fund, dated October 31, 2016 is herein incorporated by reference to the Trust's Registration Statement on Form N-14, filed with the SEC on June 8, 2017.

17(d)
The Semi-Annual Report to Shareholders of the Century Small Cap Select Fund, dated April 30, 2017 is herein incorporated by reference to the Trust's Registration Statement on Form N-14, filed with the SEC on June 8, 2017.

17(e)	The Proxy Cards are herein incorporated by reference to the Trust's Registration Statement on Form N-14, filed with the SEC on June 8, 2017.

Item 17. Undertakings
(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for re-offerings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

(3)
The undersigned Registrant undertakes to file an opinion of counsel supporting the tax consequences to shareholders discussed in the Proxy/Prospectus in a post-effective amendment to this registration statement.

Part C-4

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement on Form N-14 to be signed below on its behalf by the undersigned, duly authorized, in the City of Glendora and State of California on the 22nd day of September, 2017.

Professionally Managed Portfolios

By: /s/ Elaine E. Richards
Elaine E. Richards
President
As required by the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:
Signature	Title	Date

Dorothy A. Berry*	Trustee	September 22, 2017
Dorothy A. Berry

Wallace L. Cook*	Trustee	September 22, 2017
Wallace L. Cook

Eric W. Falkeis*	Trustee	September 22, 2017
Eric W. Falkeis

Carl A. Froebel*	Trustee	September 22, 2017
Carl A. Froebel

Steven J. Paggioli*	Trustee	September 22, 2017
Steven J. Paggioli

/s/ Elaine E. Richards	President and Principal	September 22, 2017
Elaine E. Richards	Executive Officer

Aaron J. Perkovich*	Vice President, Treasurer	September 22, 2017
Aaron J. Perkovich	and Principal Financial and Accounting Officer

*By: /s/ Elaine E. Richards		September 22, 2017
Elaine E. Richards, Attorney-In Fact pursuant to Power of Attorney

Part C-5

INDEX TO EXHIBITS
Exhibit Number	Description
12	Opinion and Consent of Schiff Hardin LLP

Part C-6